Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Disclosure of internal credit grades [line items]
Gross residential mortgages	$ 257,109	$ 251,526
ECL allowance	2,838	2,849	$ 3,484
Net loans	483,387	462,879
Gross personal	42,679	41,897
Gross credit card	11,122	11,134
Gross business and government	175,315	161,171
Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	166,295	162,401
Gross personal	18,532	18,609
Gross credit card	1,983	2,065
Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	51,524	50,598
Gross personal	5,368	5,183
Gross credit card	718	715
Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	30,187	29,459
Gross personal	13,060	12,480
Gross credit card	5,018	5,000
Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	5,018	5,035
Gross personal	3,782	3,763
Gross credit card	2,803	2,788
High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	824	840
Gross personal	1,128	1,055
Gross credit card	465	435
Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	432	443
Gross personal	116	109
Gross business and government	1,086	1,033
Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,829	2,750
Gross personal	693	698
Gross credit card	135	131
Gross business and government	161	198
Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	73,124	66,525
Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	98,240	90,363
Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	2,704	3,052
Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	303	280
Net loans	256,806	251,246
Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	782	768
Net loans	41,897	41,129
Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	610	625
Net loans	10,512	10,509
Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	1,143	1,176
Net loans	174,172	159,995
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	238,296	237,701
ECL allowance	545	551	724
Net loans	446,726	430,972
Gross personal	34,505	33,705
Gross credit card	8,160	8,149
Gross business and government	166,310	151,968
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	166,131	162,307
Gross personal	18,532	18,608
Gross credit card	1,983	2,065
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	50,271	49,958
Gross personal	5,364	5,179
Gross credit card	718	715
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	19,281	22,912
Gross personal	8,790	8,091
Gross credit card	4,703	4,653
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	269	364
Gross personal	982	990
Gross credit card	628	593
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross personal	256	252
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,344	2,160
Gross personal	581	585
Gross credit card	128	123
Gross business and government	144	174
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	72,561	65,963
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	93,524	85,764
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	81	67
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	64	59
Net loans	238,232	237,642
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	124	125
Net loans	34,381	33,580
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	119	127
Net loans	8,041	8,022
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	238	240
Net loans	166,072	151,728
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	18,173	13,187
ECL allowance	1,497	1,526	1,808
Net loans	35,557	30,846
Gross personal	8,000	8,030
Gross credit card	2,962	2,985
Gross business and government	7,919	8,170
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross personal		1
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross personal	4	4
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	10,906	6,547
Gross personal	4,270	4,389
Gross credit card	315	347
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	4,749	4,671
Gross personal	2,800	2,773
Gross credit card	2,175	2,195
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	824	840
Gross personal	872	803
Gross credit card	465	435
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	277	395
Gross personal	54	60
Gross credit card	7	8
Gross business and government	17	24
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	563	562
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	4,716	4,599
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	2,623	2,985
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	76	63
Net loans	18,097	13,124
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	164	94
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	1,253	640
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	545	537
Net loans	7,455	7,493
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	491	498
Net loans	2,471	2,487
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	385	428
Net loans	7,534	7,742
Stage 3 [member] | Financial instruments not credit-impaired [member]
Disclosure of internal credit grades [line items]
Net loans	1,104	1,061
Gross business and government	1,086	1,033
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	640	638
Gross personal	174	162
Stage 3 [member] | Financial instruments credit-impaired [member] | Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	432	443
Gross personal	116	109
Gross business and government	1,086	1,033
Stage 3 [member] | Financial instruments credit-impaired [member] | Not Rated [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	208	195
Gross personal	58	53
Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	163	158
Net loans	477	480
Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	113	106
Net loans	61	56
Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	520	508
Net loans	566	525
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
ECL allowance	$ 796	$ 772	$ 952